Supplement to the
Fidelity® Asset Manager: Aggressive®
November 29, 2003
Prospectus

Shareholder Meeting. On or about September 15, 2004, a meeting of the shareholders of Fidelity® Asset Manager: Aggressive® will be held to vote on various proposals. Shareholders of record on July 19, 2004 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-3198, to request a free copy of the proxy statement.

AGG-04-01 July 19, 2004
1.734040.105

Supplement to the
Fidelity® Asset Manager: Growth®
November 29, 2003
Prospectus

Shareholder Meeting. On or about September 15, 2004, a meeting of the shareholders of Fidelity® Asset Manager: Growth® will be held to vote on various proposals. Shareholders of record on July 19, 2004 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-3198, to request a free copy of the proxy statement.

AMG-04-01 July 19, 2004
1.471579.109

Supplement to the
Fidelity® Asset Manager: Income®
November 29, 2003
Prospectus

Shareholder Meeting. On or about September 15, 2004, a meeting of the shareholders of Fidelity® Asset Manager: Income® will be held to vote on various proposals. Shareholders of record on July 19, 2004 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-3198, to request a free copy of the proxy statement.

AMI-04-01 July 19, 2004
1.471580.109

Supplement to the
Fidelity® Asset Manager
November 29, 2003
Prospectus

Shareholder Meeting. On or about September 15, 2004, a meeting of the shareholders of Fidelity® Asset Manager will be held to vote on various proposals. Shareholders of record on July 19, 2004 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-3198, to request a free copy of the proxy statement.

The following information replaces the similar information found under the heading "Dividends and Capital Gain Distributions" on page 16.

Effective September 1, 2004, the fund normally pays dividends in March, June, September, and December and pays capital gain distributions in April, July, October, and December.

FAA-04-01 July 19, 2004
1.724188.107

Supplement to the
Fidelity® Asset ManagerSM Funds
November 29, 2003
Prospectus

Shareholder Meeting. On or about September 15, 2004, a meeting of the shareholders of Fidelity® Asset Manager, Fidelity® Asset Manager: Aggressive,® Fidelity® Asset Manager: Growth,® Fidelity® Asset Manager: Income,® will be held to vote on various proposals. Shareholders of record on July 19, 2004 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-3198, to request a free copy of the proxy statement.

FFM-04-01 July 19, 2004
1.471528.110

Supplement to the
Spartan® Investment Grade Bond Fund
November 29, 2003
Prospectus

Shareholder Meeting. On or about September 15, 2004, a meeting of the shareholders of Spartan® Investment Grade Bond Fund will be held to vote on various proposals. Shareholders of record on July 19, 2004 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-3198, to request a free copy of the proxy statement.

SIG-04-01 July 19, 2004
1.480656.108